iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  12 .5%
Helmerich & Payne, Inc. ..................... 115,807 $ 3,708,140
Nabors Industries, Ltd.
(a)
..................... 10,540 602,572
Noble Corp. PLC , Class A .................... 154,214 4,842,320
Patterson-UTI Energy, Inc. ................... 416,142 3,437,333
Transocean, Ltd.
(a) (b)
........................ 914,069 3,427,759
Valaris, Ltd.
(a) (b)
........................... 76,728 3,394,447
19,412,571
a
Oil & Gas Equipment & Services  —  87 .2%
Archrock, Inc. ............................ 205,424 5,113,003
Atlas Energy Solutions, Inc. ................... 71,089 1,576,754
Baker Hughes Co. , Class A ................... 861,216 35,327,080
Bristow Group, Inc.
(a)
....................... 28,860 989,898
Cactus, Inc. , Class A ....................... 78,167 4,561,826
ChampionX Corp. ......................... 223,398 6,074,192
Core Laboratories, Inc.
(b)
..................... 55,035 952,656
Expro Group Holdings N.V.
(a)
.................. 123,972 1,545,931
Halliburton Co. ........................... 250,463 6,810,089
Helix Energy Solutions Group, Inc.
(a)
............. 167,670 1,562,684
Innovex International, Inc.
(a)
................... 44,151 616,790
Kodiak Gas Services, Inc. .................... 45,947 1,876,016
Liberty Energy, Inc. , Class A .................. 191,634 3,811,600
NOV, Inc. ............................... 456,280 6,661,688
NPK International, Inc.
(a)
..................... 101,442 778,060
Oceaneering International, Inc.
(a) (b)
.............. 118,514 3,090,845
ProPetro Holding Corp.
(a)
..................... 93,033 867,998
RPC, Inc. ............................... 96,979 576,055
Schlumberger N.V. ......................... 879,865 33,734,024
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ............. 110,010 $ 1,456,532
TechnipFMC PLC ......................... 236,453 6,842,950
TETRA Technologies, Inc.
(a)
................... 139,282 498,630
Tidewater, Inc.
(a)
.......................... 56,450 3,088,380
Weatherford International PLC ................. 85,199 6,102,804
134,516,485
a
Total Long-Term Investments — 99.7%
(Cost: $ 182,953,758 ) ................................ 153,929,056
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 6,255,905 6,259,033
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 275,411 275,411
a
Total Short-Term Securities — 4.2%
(Cost: $ 6,532,921 ) .................................. 6,534,444
Total Investments — 103.9%
(Cost: $ 189,486,679 ) ................................ 160,463,500
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (6,057,681)
Net Assets — 100.0% ................................. $ 154,405,819
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 10,829,617  $ —  $ (4,570,643)
(a)
$ (274) $ 333  $ 6,259,033  6,255,905  $ 12,145
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 387,101  —  (111,690)
(a)
—  —  275,411  275,411  10,709  —
$ (274) $ 333
$ 6,534,444
$ 22,854  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Oil Equipment & Services ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 5 03/21/25 $ 453 $ (13,933)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 153,929,056  $ —  $ —  $ 153,929,056
Short-Term Securities
Money Market Funds ...................................... 6,534,444  —  —  6,534,444
$ 160,463,500  $ —  $ —  $ 160,463,500
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (13,933) $ —  $ —  $ (13,933)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.